ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME (Tables)	12 Months Ended
Jun. 30, 2021
Comprehensive Income (Loss), Net of Tax, Attributable to Parent [Abstract]
Schedule of Changes in Accumulated Other Comprehensive Income (Loss)

The following tables present the changes in accumulated other comprehensive (loss) income by component for the three years ended June 30, 2021, 2020, and 2019.

	Unrealized Gains and Losses on Available- for-sale Securities	Unrealized Gains and Losses on Held-to- maturity Securities	Total
	(Dollars in Thousands – net of tax)
Balance – June 30, 2018	$(10)	$(178)	$(188)
Other comprehensive income (loss) before reclassifications	93	117	210
Amounts reclassified from accumulated other comprehensive (loss) income	2	(9)	(7)

Net current-period other comprehensive (loss) income	95	108	203

Balance – June 30, 2019	85	(70)	15
Other comprehensive income, before reclassifications	(552)	—	(552)
Amounts reclassified from accumulated other comprehensive income (loss)	(32)	13	(19)

Net current-period other comprehensive income	(584)	13	(571)

Balance – June 30, 2020	(499)	(57)	(556)
Other comprehensive loss, before reclassifications	1,125	—	1,125
Amounts reclassified from accumulated other comprehensive (loss) income	(80)	13	(67)

Net current-period other comprehensive (loss) income	1,045	13	1,058

Balance – June 30, 2021	$546	$(44)	$502

Schedule of Amounts Reclassified out of Accumulated Other Comprehensive Loss

The following table presents the amounts reclassified out of accumulated other comprehensive (loss) income.

	Amount Reclassified from Accumulated Other Comprehensive Income (Loss) [2]
Details About Accumulated Other Comprehensive (Loss) Income Components:	2021	2020	2019	Affected Line Item in the Statement Where Net Income is Presented
	(Dollars in Thousands)
Unrealized gains and losses on available-for-sale securities	$101	$40	$(2)	Investment securities gains (losses)
Other than temporary impairment losses on held to maturity securities	(16)	(16)	11	Net impairment losses recognized in earnings
Tax effect	(18)	(5)	(2)	Income tax expense

Total reclassifications for the period	$67	$19	$7

[2]	Amounts in parenthesis indicate expenses and other amounts indicate income.